Expense Example, No Redemption {- Templeton China World Fund} - Templeton China World Fund-24 - Templeton China World Fund - Class C	Jan. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 262
3 Years	804
5 Years	1,372
10 Years	$ 2,919